Segment and Geographic Information - Schedule of operating results (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment and Geographic Information
Total revenue	$ 478	$ 445	$ 1,401	$ 1,304	$ 1,750	$ 1,613	$ 1,485
Less: segment expenses	386	341	1,146	1,020	1,411	1,315	1,246
Less: other segment items					$ 313	$ 310	$ 311
Segment Reporting, Other Segment Item, Composition, Description					Other segment items for the years ended December 31, 2025, 2024 and 2023 for each reportable segment primarily include amortization of intangibles from acquisitions and certain items primarily including acquisition integration costs, employee severance charges and acquisition and disposition related costs. Other segment items for the year ended December 31, 2025 also includes transaction costs related to the stand-up of Mobility as a standalone entity incurred prior to the Separation.	Other segment items for the years ended December 31, 2025, 2024 and 2023 for each reportable segment primarily include amortization of intangibles from acquisitions and certain items primarily including acquisition integration costs, employee severance charges and acquisition and disposition related costs. Other segment items for the year ended December 31, 2025 also includes transaction costs related to the stand-up of Mobility as a standalone entity incurred prior to the Separation.	Other segment items for the years ended December 31, 2025, 2024 and 2023 for each reportable segment primarily include amortization of intangibles from acquisitions and certain items primarily including acquisition integration costs, employee severance charges and acquisition and disposition related costs. Other segment items for the year ended December 31, 2025 also includes transaction costs related to the stand-up of Mobility as a standalone entity incurred prior to the Separation.
Corporate Unallocated expense	203	135	538	400	$ 585	$ 531	$ 491
Operating profit	92	104	255	284	339	298	239
Other income, net						(1)	(2)
Interest expense, net	26	4	36	11	13	15	17
Income before taxes on income	$ 66	$ 100	$ 219	$ 273	326	284	224
Operating segment
Segment and Geographic Information
Less: segment expenses					1,053	975	903
Operating profit					384	328	271
Corporate Unallocated expense
Segment and Geographic Information
Corporate Unallocated expense					45	30	32
CARFAX
Segment and Geographic Information
Total revenue					1,142	1,039	928
Less: other segment items					191	190	191
CARFAX | Operating segment
Segment and Geographic Information
Less: segment expenses					629	590	527
Operating profit					322	259	210
B2B
Segment and Geographic Information
Total revenue					608	574	557
Less: other segment items					122	120	120
B2B | Operating segment
Segment and Geographic Information
Less: segment expenses					424	385	376
Operating profit					$ 62	$ 69	$ 61